INCOME TAXES (Details) - Schedule of Reconciliation of Income Tax Benefit - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of Reconciliation of Income Tax Benefit [Abstract]
Net (Loss)	$ (509,808)	$ (304,906)	$ (1,204,318)	$ (565,381)	$ (1,785,114)	$ (611,819)
Benefit (expense) for income taxes computed using the statutory rate of 34%					606,939	208,018
Non-deductible expense					(99,086)	(51,146)
Change in valuation allowance					(507,853)	(156,872)
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0